CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Related party expenses:
Officer compensation								$ 111,000		$ 5,000
Board of Directors compensation								212,985
Office rent								5,500		5,500
Travel								7,597		2,608
Office expense								7,195		2,266
Other expenses								2,499
General & administrative expenses	$ 29,500	$ 40,787			$ 150,687	$ 194,721		93,389		45,131
Total operating expenses	29,500	40,487			150,687	194,721		440,165		60,505
Loss from operations	(29,500)	(40,787)			(150,687)	(194,721)		(440,165)		(60,505)
Other expense
Interest expense		(7,292)			(2,365)	(20,918)		(27,069)		(2,262)
Other expenses - write off of fixed assets					(543)
Other income					526					1,404
Total other (income) expenses		(7,292)			(2,382)	(20,918)		(27,069)		(858)
Loss before income taxes	(29,500)	(48,079)			(153,069)	(215,639)
Provision for income taxes
Net loss from operations	$ (29,500)	$ (48,079)			$ (153,069)	$ (215,639)		$ (467,234)		$ (61,363)
Earnings (loss) per common share:
Basic loss per share	$ (0.02)	$ (0.10)			$ (0.11)	$ (0.43)		$ (0.01)		$ 0
Diluted loss per share	$ (0.02)	$ (0.10)			$ (0.11)	$ (0.43)		$ (0.01)		$ 0
QDM Holdings Limited [Member]
Revenues	$ 46,020	$ 70,908	$ 66,900	$ 123,181			$ 221,289		$ 445,234
Cost of sales	46,419	81,294	65,997	125,210			200,011		409,998
Gross profit	(399)	(10,386)	903	(2,029)			21,278		35,236
Related party expenses:
General & administrative expenses	30,241	36,489	59,853	75,796			151,893		210,219
Total operating expenses	30,241	36,489	59,853	75,796			151,893		210,219
Loss from operations	(30,640)	(46,875)	(58,950)	(77,825)			(130,615)		(174,983)
Other expense
Finance costs	154		231	103			84		109
Other income		(35,769)	(3,538)	(70,296)			(105,616)		(107,697)
Total other (income) expenses	154	(35,769)	(3,307)	(70,193)			(105,532)		(107,588)
Loss before income taxes	(30,794)	(11,106)	(55,643)	(7,632)			(25,083)		(67,395)
Net loss from operations	(30,794)	(11,106)	(55,643)	(7,632)			(25,083)		(67,395)
Comprehensive loss	$ (30,794)	$ (11,106)	$ (55,643)	$ (7,632)			$ (25,083)		$ (67,395)
Earnings (loss) per common share:
Basic & diluted net loss per share	$ (0.62)	$ (8.66)	$ (1.11)	$ (5.95)			$ (0.81)		$ (55.11)
Weighted average basic & diluted shares outstanding	50,000	1,282	50,000	1,282			30,780		1,223
Preferred Stock [Member]
Other expense
Net loss from operations
Earnings (loss) per common share:
Weighted average basic shares outstanding								1,721,233		304,110
Weighted average diluted shares outstanding								10,721,233		3,041,096
Weighted average basic & diluted shares outstanding	13,500	10,000			15,038	10,000
Common Stock [Member]
Other expense
Net loss from operations
Earnings (loss) per common share:
Weighted average basic shares outstanding								51,325,129		51,287,214
Weighted average diluted shares outstanding								84,484,596		52,350,144
Weighted average basic & diluted shares outstanding	1,653,872	503,929			1,427,870	505,759